Share-Based Compensation - Summary of Components of Shareholders' Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Explanation of Effect of Share based Payments on Shareholders Equity [Line Items]
Shareholders' Equity	$ 10,962	$ 1,984	$ 959
Other Paid In Capital [Member]
Explanation of Effect of Share based Payments on Shareholders Equity [Line Items]
Shareholders' Equity	9,968	859	852
Additional paid-in capital [member]
Explanation of Effect of Share based Payments on Shareholders Equity [Line Items]
Shareholders' Equity	0	1,120	0
Retained earnings [member] | Forfeiture Options [Member]
Explanation of Effect of Share based Payments on Shareholders Equity [Line Items]
Shareholders' Equity	$ 994	$ 5	$ 107